Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events
Subsequent Events

15.Subsequent Events

Operating Lease Agreement

Effective September 1, 2024, the Company entered into an operating lease agreement for office space located in Santa Clara, California, with an expiration date of December 31, 2026, which provides for minimum lease payments totaling $1,250,719 with a payment of $115,000 made on July 3, 2024 representing a security deposit of minimum rental payments. In addition, the lease provides for additional rent for taxes and operating expenses under the terms of the underlying operating lease agreement.

Restricted Stock Units

On July 10, 2024, the Company granted (i) 808,989 restricted stock units for shares of the Company’s Class A common stock to the Company’s named executive officers, which vest with respect to one-twelfth (1/12th) of the restricted stock units granted thereunder on each quarterly anniversary of May 9, 2024, subject to the grantee’s continued service through the applicable vesting date, and (ii) 50,562 restricted stock units for shares of the Company’s Class A common stock to certain of the Company’s non-employee directors, which vest in full on May 9, 2025, subject to the grantee’s continued service through such vesting date.

On August 7, 2024, the Company granted 117,200 restricted stock units for shares of the Company’s Class A common stock to certain of the Company’s non-executive employees, which vest with respect to one-fifth (1/5th) of the restricted stock units granted thereunder on the twelve-month anniversary of the grantee’s employment start date and thereafter with respect to one-sixtieth (1/60th) on each monthly anniversary of such date, subject to the grantee’s continued employment through the applicable vesting date.

On August 12, 2024, the Company granted 248,227 restricted stock units for shares of the Company’s Class A common stock to a certain executive of the Company, which vest with respect to one-third (1/3rd) of the restricted stock units granted thereunder on the first anniversary of the grantee’s employment start date and thereafter with respect to one-twelfth (1/12th) on each quarterly anniversary of such date, subject to the grantee’s continued employment through the applicable vesting date.

14.	Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were available to be issued, and determined that except for the transactions described below, there have been no events that occurred that would require adjustments to the Company’s disclosures.

SAFE Notes

From January 1, 2024 through the date these consolidated financial statements were issued, the Company executed SAFE Notes in the aggregate amount of $10,232,000 ($1,864,800 at $300 million valuation cap and $8,367,200 at $500 million valuation cap). The terms of the SAFE Notes are similar to the SAFE Notes as described in Note 5, all of which were converted as described below under the heading Business Combination.

Common Stock and Options

From January 1, 2024 through the issuance date of the accompanying consolidated financial statements, the Company granted 58,020 options for shares of the Company’s common stock subject to five year vesting, that remain outstanding.

From January 1, 2024 through issuance date of the accompanying consolidated financial statements, the Company issued 221,977 shares of its common stock upon the exercise of stock options.

Right of First Refusal Liability

On February 16, 2024, the Company entered into a letter of intent (the “LOI”) with an unrelated third party (the “third party”) for the purchase of power from the Company’s planned powerhouses to serve certain data centers in the U.S. on a 20-year timeline, and at a rate to be formally specified in one or more future Power Purchase Agreement(s) (each a “PPA”) (subject to the requirement that the price meets the market rate, discount and most favored nation terms contained in the agreement). In addition, the third party will have the right to renew and extend PPAs for additional 20-year terms.

The LOI, provides for the third party to have a continuing right of first refusal for a period of thirty-six (36) months following its execution to purchase energy output produced by certain powerhouses developed by the Company in the U.S., subject to certain provisions and excluded powerhouses, for power capacity of no less than 100 MWe of energy output and up to cumulative maximum of 500 MWe of total energy output (the “ROFR”). In exchange for the ROFR and other rights contained in the LOI, in March 2024, the third party paid the Company $25,000,000 (the “Payment”). In connection with the Payment, the Company agreed to supply power at a discount to the most favored nation pricing to the third party in a future PPA (location to be determined); provided that pricing set out in a PPA will include an additional discount if needed such that the total savings against most favored nation pricing over the course of the PPA is equivalent to the Payment. The third party can assign its rights under the LOI, in whole or in part, at any time. As of the issuance date of the accompanying consolidated financial statements, the outstanding balance under the right of first refusal liability was $25,000,000.

Business Combination

In connection with the Business Combination, the net cash proceeds received was $260,859,623, some of which was invested in marketable securities, after taking into consideration net assets received in the Business Combination and the transaction costs consisting of direct legal, consulting, audit and other fees related to the consummation of the Business Combination of $14,661,884, of which $3,709,542 were initially capitalized as incurred and recorded in prepaid and other current assets as deferred issuance costs on the consolidated balance sheets.

Earnout Awards – In connection with the Business Combination, the Company issued the following earnout awards:

Pursuant to a sponsor letter agreement (the “Sponsor Agreement”), AltC Sponsor LLC (the “Sponsor”) agreed to subject 10% of its AltC Class A common stock (received as a result of the conversion of its AltC Class B common stock (as described below under the caption Class A Common Stock) immediately prior to the Closing, such shares, the “AltC founder shares”) to vesting and forfeiture conditions relating to, among other things, volume weighted-average price targets for the Company’s Class A common stock for a time period commencing on the Closing and ending on the earlier of (i) the five-year anniversary of the Closing Date and (ii) a Change in Control (a “Change in Control” as defined in the Merger Agreement) (such period, the “Earnout Period”). All persons that held one or more shares of Legacy Oklo common stock immediately prior to the Closing, (after giving effect to the conversion of the Legacy Oklo Preferred Stock and Legacy Oklo SAFEs (as described below)) and all persons that held one or more vested Legacy Oklo options immediately prior to the Closing are eligible (the “Eligible Legacy Oklo equityholders”) to receive an aggregate of 15,000,000 additional shares of Class A common stock (the “Earnout Shares”) in three separate tranches upon the occurrence of each Earnout Trigging Event during the Earnout Period as follows:

●	Earnout Triggering Event I requires the issuance of 7,500,000 Class A common stock to Eligible Legacy Oklo equityholders at the earlier of the following: (i) the stock trading price is equal to or greater than $12.00 per share for 20 trading days within a 60 consecutive trading day period or (ii) a Change in Control of Oklo pursuant to which holders of Class A common stock have the right to receive consideration implying a value per share greater than or equal to $12.00 after (a) taking into account the dilutive effect of any Earnout Shares that have been or would be issued at Earnout Triggering Event I and (b) excluding any AltC founder shares that have been or would be forfeited pursuant to the Sponsor Agreement;
●	Earnout Triggering Event II requires the issuance of 5,000,000 Class A common stock to Eligible Legacy Oklo equityholders at the earlier of the following: (i) the stock trading price is equal to or greater than $14.00 per share for 20 trading days within a 60 consecutive trading day period or (ii) a Change in Control of Oklo pursuant to which holders of Class A common stock have the right to receive consideration implying a value per share greater than or equal to $14.00 after (a) taking into account the dilutive effect of any Earnout Shares that have been or would be issued at Earnout Triggering Event II, and, if applicable, Earnout Triggering Event I, and (b) excluding any AltC founder shares that have been or would be forfeited pursuant to the Sponsor Agreement; and;
●	Earnout Triggering Event III requires the issuance of 2,500,000 Class A common stock to Eligible Legacy Oklo equityholders at the earlier of the following: (i) the stock trading price is equal to or greater than $16.00 per share for 20 trading days within a 60 consecutive trading day period or (ii) a Change in Control of Oklo pursuant to which holders of Class A common stock have the right to receive consideration implying a value per share greater than or equal to $16.00 after (a) taking into account the dilutive effect of any Earnout Shares that have been or would be issued at Earnout Triggering Event III, and, if applicable, Earnout Triggering Event I and Earnout Triggering Event II, and (b) excluding any AltC founder shares that have ben or would be forfeited pursuant to the Sponsor Agreement.

Each Earnout Triggering Event is subject to certain conditions and other provisions. The stock trading price, as described above is based upon the closing price per share of Class A common stock, as quoted on the NYSE for any twenty trading days within any sixty consecutive trading day period within the Earnout Period (the “stock trading price”). If any of the Earnout Triggering Events, as described in the foregoing, are not achieved within the Earnout Period, the Earnout Shares that could have been issued upon the occurrence of the applicable Earnout Triggering Event will be forfeited.

At the Closing, the AltC founder shares unvested and will revest over a five-year period following the Closing (the “Vesting Period”), of up to 12,500,000 shares of Class A common stock (the “Founder Shares”), in the aggregate in four tranches upon the occurrence of the Vesting Triggering Events as follows:

●	Vesting Trigger Event I requires the vesting of 6,250,000 of the Founder Shares when the stock trading price equals or exceeds $10.00 per share for 20 trading days within a 60 consecutive trading day period or in the event of a Sale (as defined in the Sponsor Agreement) of Oklo pursuant to which holders of Class A common stock paid or implied in such Sale equals or exceeds $10.00 per share;
●	Vesting Trigger Event II requires the vesting of 3,125,000 of the Founder Shares when the stock trading price equals or exceeds $12.00 per share for 20 trading days within a 60 consecutive trading day period or in the event of a Sale of Oklo pursuant to which holders of Class A common stock paid or implied in such Sale equals or exceeds $12.00 per share;
●	Vesting Trigger Event III requires the vesting of 1,562,500 of the Founder Shares when the stock trading price equals or exceeds $14.00 per share for 20 trading days within a 60 consecutive trading day period or in the event of a Sale of Oklo pursuant to which holders of Class A common stock paid or implied in such Sale equals or exceeds $14.00 per share; and
●	Vesting Trigger Event IV requires the vesting of 1,562,500 of the Founder Shares when the stock trading price equals or exceeds $16.00 per share for 20 trading days within a 60 consecutive trading day period or in the event of a Sale of Oklo pursuant to which holders of Class A common stock paid or implied in such Sale equals or exceeds $16.00 per share.

Each Vesting Triggering Event is subject to certain conditions. In each case, the price paid or implied in such Sale, will be determined after (i) taking into account the dilutive effect of any Earnout Shares that have been or would be issued at Earnout Triggering Event I, Earnout Triggering Event II and Earnout Triggering Event III, as applicable, and (ii) excluding any Founder Shares that have been or would be forfeited pursuant to the Sponsor Agreement (i.e., the unvested Founder Shares that do not vest upon the occurrence of a Sale will be forfeited immediately prior to the closing of such Sale). If any of the Vesting Triggering Events, as described in the foregoing, are not achieved within the Vesting Period, the Founder Shares will be forfeited.

The Earnout Shares, exclusive of Earnout Shares attributable to the Legacy Oklo vested options at Closing as further described below, and Founder Shares were recorded at fair value at Closing of the Business Combination and equity classified. Upon closing of the Business Combination, the estimated fair value of the Earnout Shares and Founder Shares was $261,715,800 and $226,218,800, respectively, based on a valuation using a Monte Carlo simulation with key inputs and assumptions such as stock price at Closing of $18.23 per share, term, dividend yield, risk-free rate, and volatility. Because the Business Combination was accounted for as a reverse recapitalization, the issuance of the Earnout Shares and vesting of the Founder Shares were treated as a deemed dividend. As the

Company was in an accumulated deficit position as of the measurement date, the Company recorded the issuance of the Earnout Shares and Founder Shares in additional paid-in capital (“APIC”), with a corresponding offset recorded to APIC, resulting in a net-nil impact on the APIC balance. As of the issuance date of the accompanying consolidated financial statements there are 15,000,000 and 12,500,000 Earnout Shares and Founder Shares, respectively, unvested and remaining subject to the vesting terms.

For the Earnout Shares attributable to the Legacy Oklo vested options, where each Legacy Oklo vested option holder received a pro rata share of the Earnout Shares as if their Legacy Oklo vested options were outstanding at the Closing of the Business Combination pursuant to the applicable Earnout Triggering Event, a noncash stock-based compensation expense of $7,784,200 was recorded upon the closing of the Business Combination, representing the incremental costs of the modification of Legacy Oklo’s awards for the vested options holders’ contingent right to receive a pro rata share of the Earnout Shares recorded at the Closing.

As part of the Business Combination, in the case of holders of Legacy Oklo options, each outstanding Legacy Oklo option was converted into an option to purchase, based on the Exchange Ratio, upon the same terms and conditions as were in effect with respect to the corresponding Legacy Oklo option immediately prior to the Closing, including with respect to vesting and termination-related provisions, a number of shares of Class A common stock (rounded down to the nearest whole share) equal to the product of (x) the number of Legacy Oklo common stock underlying such option immediately prior to the Closing and (y) the number of shares of Class A common stock issued in respect of each Legacy Oklo common stock in the Business Combination pursuant to the Merger Agreement, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per Legacy Oklo common stock underlying such option immediately prior to the Closing divided by (B) the number of shares of Class A common stock issued in respect of each Legacy Oklo common stock in the Business Combination pursuant to the Merger Agreement.

Upon the terms and subject to the conditions set forth in the Merger Agreement, at the Closing, the adjustments giving effect to the Business Combination and related transactions are summarized below:

●	the Merger of Merger Sub, the wholly owned subsidiary of AltC, with and into Legacy Oklo, with Legacy Oklo as the surviving company;
●	each share of Legacy Oklo common stock, including shares of Legacy Oklo common stock issued upon the pre-Closing conversion of Legacy Oklo Preferred Stock and Legacy Oklo SAFEs, was automatically surrendered and no longer exists, and was exchanged, in the aggregate, for an amount equal to $10.00 per share of Class A common stock; and
●	the exchange of all outstanding vested and unvested Legacy Oklo stock options into stock options exercisable for shares of Class A common stock with the same terms except for the number of shares exercisable and the exercise price, each of which was adjusted using the Exchange Ratio.

As a result of the reissuance for the accompanying consolidated financial statements to reflect the change in the capital structure, the retroactive application of the recapitalization of the shares of the Company’s Class A common stock as presented on the consolidated statements of redeemable convertible preferred stock and stockholders’ deficit, consisted of 67,966,992 shares issued to Legacy Oklo stockholders, with (i) 39,923,611 shares issued to Legacy Oklo Preferred Stock holders that converted to Legacy Oklo common stock immediately before the Closing (for further details see Note 7) and 28,043,381 shares issued to Legacy Oklo common stockholders that were outstanding as of January 1, 2022 (determined by taking the 4,626,094 shares of Legacy Oklo common stock outstanding, as previously reported, multiplied by the Exchange Ratio of 6.062).

In connection with the Business Combination, at the Closing, each share of Legacy Oklo common stock issued and outstanding immediately prior to the Closing was automatically surrendered and exchanged for 78,996,459 shares of Class A common stock pursuant to the Restated Certificate of Incorporation (as described below under the caption Restated Certificate of Incorporation) and issued to the Company’s stockholders in exchange for all outstanding shares of Legacy Oklo common stock, including shares of Legacy Oklo common stock from (i) the issued and outstanding shares of Legacy Oklo common stock as of January 1, 2022 totaling 28,043,381, (ii) the conversion of Legacy Oklo Preferred Stock totaling 39,923,611, (iii) the conversion of Legacy Oklo SAFEs immediately prior to the Closing totaling 8,407,894 (as described below under the caption SAFE Notes), and (iv) the exercise of Legacy Oklo common stock options after January 1 , 2022 and through the Closing totaling 2,621,573 (878,572 and 397,376 shares issued upon the exercise of Legacy Oklo common stock options during the year ended December 31, 2022 and 2023, respectively, as presented on the consolidated statements of redeemable convertible preferred stock and stockholders’ deficit, and 1,345,625 shares issued upon the exercise of Legacy Oklo common stock options as of the issuance date of the accompanying consolidated financial statements), all at the Exchange Ratio pursuant to the terms of the Merger Agreement. Further, 1,450,000 shares of Class A common stock were issued in exchange for AltC private placement shares held by the Sponsor pursuant to the Sponsor Agreement (the “AltC private placement shares”). A reserve was established for issuance up to: (i) 10,432,749 shares of Class A common stock in respect of the Legacy Oklo options assumed pursuant to the terms of the Merger Agreement; and (ii) 15,000,000 shares of Class A common stock for the potential future issuance of the Earnout Shares, as outlined above.

The total number of shares of the Company’s Class A common stock outstanding immediately following the Closing of the Business Combination consisted of the following:

Class A
Common
Stock (1)
Legacy Oklo stockholders (2)	78,996,459
Sponsor stockholders (as defined in Note 11) (3)	13,950,000
AltC public stockholders (as defined in Note 11) (4)	29,149,811
Total Class A common stock	122,096,270
(1)	The table does not include the 15,000,000 shares underlying the Earnout Shares and 10,432,749 shares underlying the Legacy Oklo options.
(2)	The table reflects the 78,996,459 shares issued to Legacy Oklo stockholders as described above.
(3)	The table includes 12,500,000 shares issued to the Sponsor representing the Founder Shares that will vest and no longer be subject to forfeiture pursuant to the applicable Vesting Triggering Event and 1,450,000 shares issued in exchange for AltC private placement shares held by the Sponsor pursuant to the Sponsor Agreement (as described below under the caption Class A Common Stock).
(4)	The AltC public stockholders represent the Class A common stock subject to redemption held by the AltC stockholders immediately before the Closing (as described below under the caption Class A Common Stock).

SAFE Notes – In connection with and immediately prior to the Business Combination, the SAFE Notes (as described in Note 5) converted in connection with the consummation of the Business Combination at the Closing as follows:

	Outstanding
	Principal	Legacy Oklo
	Balance of	Price Per	Legacy Oklo		Class A Common
	SAFE Notes	Share Upon	Common		Stock Issued at
Legacy Oklo SAFEs	Before Closing	Conversion	Stock Issuable	Exchange Ratio	Closing
Valuation cap $300,000,000	$13,994,800	$22.445945	623,487	6.062	3,779,578
Valuation cap $500,000,000	28,562,200	37.409909	763,496	6.062	4,628,316
	$42,557,000		1,386,983		8,407,894

Restated Certificate of Incorporation – On May 9, 2024, in connection with the Business Combination, a Second Amended and Restated Certificate of Incorporation was filed with the Secretary of the State of Delaware (the “Restated Certificate of Incorporation”), authorizing the Company to issue 501,000,000 shares of all classes of capital stock consisting of (i) 500,000,000 shares of Class A common stock (as described below under the caption Class A Common Stock), par value of $0.0001 per share and (ii) 1,000,000 shares of preferred stock, par value of $0.0001 per share (as described below under the caption Preferred Stock).

Class A Common Stock – Pursuant to the terms of the Restated Certificate of Incorporation, immediately upon the effectiveness of the filing of the Restated Certificate of Incorporation, (i) each share of Class A common stock subject to redemption held by AltC stockholders (the “AltC public stockholders”) was reclassified on a one-for-one basis as one share of the Company’s Class A common stock, (ii) each share of AltC Class A common stock (i.e., the AltC private placement shares) held by the Sponsor was reclassified on a one-for-one basis as one share of the Company’s Class A common stock, and (iii) each share of AltC Class B common stock (i.e., the Founder Shares) held by the Sponsor was converted on a one-for-one basis into a share of Company’s Class A common stock (the “Sponsor stockholders”).

As of the issuance date of the accompanying consolidated financial statements, the holders of Class A common stock have one vote for each share of common stock held of record by such holder as of the applicable record date. Subject to the special rights of holders of any outstanding preferred stock to elect directors, there were seven (7) directors at the time of filing the Restated Certificate of Incorporation. Thereafter, the number of directors will be exclusively fixed from time to time by resolution of a majority of the Company’s board of directors (the “Board”). Subject to the special rights of holders of any outstanding series of preferred stock to elect directors, the Board is divided into three classes with the term of each director expiring on the date of the third annual meeting of stockholders following the annual meeting of stockholders at which such director was elected, as follows: Class I, with a term expiring at the first annual meeting, Class II, with a term expiring at the second annual meeting, and Class III, with a term expiring at the third annual meeting.

Reserve of Class A Common Stock – Effective May 9, 2024, the Company reserved the following shares of its Class A common stock: (i) 10,432,749 shares of Class A common stock issuable upon the exercise of outstanding options under the Oklo Inc. 2016 Stock Incentive Plan (the “Legacy Oklo 2016 Plan”); (ii) 15,872,516 shares of Class A common stock issuable for potential future awards, subject to certain annual increases commencing on January 1, 2025 and ending on January 1, 2034, under the Oklo Inc. 2024 Equity Incentive Plan (the “2024 Plan”), and (iii) 2,441,926 shares of Class A common stock authorized for future issuance, subject to certain annual increases commencing on January 1, 2025 and ending on January 1, 2034, under the Oklo Inc. 2024 Employee Stock Purchase Plan (the “2024 ESPP”). Further details of the Legacy Oklo 2016 Plan, the 2024 Plan and 2024 ESPP are described below.

Legacy Oklo 2016 Plan – The Legacy Oklo 2016 Plan provided for the issuance of stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards to eligible employees, officers, consultants, advisors and directors. Since the Legacy Oklo 2016 Plan’s inception, only stock options have been awarded under it. Stock options under the Legacy Oklo 2016 Plan are subject to a maximum term of ten (10) years. Effective as of May 9, 2024, the Company is no longer issuing new awards under the Legacy Oklo 2016 Plan. As of the issuance dare of the accompanying consolidated financial statements options to purchase 10,432,749 shares of Class A common stock were outstanding under the Legacy Oklo 2016 Plan.

2024 Plan – The 2024 Plan provides for the issuance of stock options (which may be incentive stock options or nonqualified stock options) stock appreciation rights (“SARs”), restricted stock awards, restricted stock units and other stock-based awards to eligible employees, consultants, advisors and non-employee directors. Awards under the 2024 Plan cover shares of Class A common stock. Stock option and SARs granted pursuant to the 2024 Plan are subject to a maximum term of ten (10) years. The 2024 Plan will terminate automatically ten (10) years after its adoption by the Board. As of the issuance date of the accompanying consolidated financial statements the Company has not issued any awards under the 2024 Plan (further details are provided below under the heading Restricted Stock Units).

2024 ESPP – The 2024 ESPP provides eligible employees with an opportunity to purchase Class A common stock from the Company at a pre-determined discounted price and to pay for such purchases through payroll deductions or other approved contributions during “offering periods” under the 2024 ESPP. The 2024 ESPP will terminate automatically twenty (20) years after its adoption by the Board. As of the issuance date of the accompanying consolidated financial statements the Company has not granted any rights to purchase Class A common stock under the 2024 ESPP.

Preferred Stock – As of the issuance date of the accompanying consolidated financial statements, there are no shares of preferred stock issued and outstanding. The voting, dividend and liquidation rights of the holders of the Class A common stock are subject to and qualified by the rights of the holders of the preferred stock of any series as may be designated by the Board upon any issuance of the preferred stock of any series. Further, subject to the special rights of the holders of any outstanding series of preferred stock, the number shares of preferred stock may be increased or decreased (but not below the number of shares then outstanding) by affirmative vote of the holders of a majority of the stock of the Company entitled to vote.

Emerging Growth Company Status – The Company is an emerging growth company as defined in the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides emerging growth companies with certain exemptions from public company reporting requirements for up to five fiscal years while a company remains an emerging growth company. As part of these exemptions, the Company need only provide two fiscal years of audited financial statements instead of three, it has reduced disclosure obligations such as for executive compensation, and it is not required to comply with auditor attestation requirements from Section 404(b) of the Sarbanes-Oxley Act of 2002, as amended, regarding its internal control over financial reporting. Additionally, the JOBS Act has allowed the Company the option to delay adoption of new or revised financial accounting standards until private companies are required to comply with new or revised financial accounting standards.

Transaction Bonuses – On August 7, 2024, our Board awarded certain executives a one-time transaction bonus totaling $325,000 in recognition of the successful completion of the Business Combination.

Restricted Stock Units

On July 10, 2024, the Company granted (i) 808,989 restricted stock units for shares of the Company’s Class A common stock to the Company’s named executive officers, which vest with respect to one-twelfth (1/12th) of the restricted stock units granted thereunder on each quarterly anniversary of May 9, 2024, subject to the grantee’s continued service through the applicable vesting date, and (ii) 50,562 restricted stock units for shares of the Company’s Class A common stock to certain of the Company’s non-employee directors, which vest in full on May 9, 2025, subject to the grantee’s continued service through such vesting date.

On August 7, 2024, the Company granted 117,200 restricted stock units for shares of the Company’s Class A common stock to certain of the Company’s non-executive employees, which vest with respect to one-fifth (1/5th) of the restricted stock units granted thereunder on the twelve-month anniversary of the grantee’s employment start date and thereafter with respect to one-sixtieth (1/60th) on each monthly anniversary of such date, subject to the grantee’s continued employment through the applicable vesting date.

On August 12, 2024, the Company granted 248,227 restricted stock units for shares of the Company’s Class A common stock to a certain executive of the Company, which vest with respect to one-third (1/3rd) of the restricted stock units granted thereunder on the first anniversary of the grantee’s employment start date and thereafter with respect to one-twelfth (1/12th) on each quarterly anniversary of such date, subject to the grantee’s continued employment through the applicable vesting date.

Operating Lease Agreement

Effective September 1, 2024, the Company entered into an operating lease agreement for office space located in Santa Clara, California, with an expiration date of December 31, 2026, which provides for minimum lease payments totaling $1,250,719 with a payment of $115,000 made on July 3, 2024 representing a security deposit of minimum rental payments. In addition, the lease provides for additional rent for taxes and operating expenses under the terms of the underlying operating lease agreement.